UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-21410

THE WEITZ FUNDS

(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Address of principal executive offices)

Wallace R. Weitz & Company

The Weitz Funds

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments in Securities

December 31, 2004

(Unaudited)

	Shares	Value

COMMON STOCKS — 67.6%

Media Content and Distribution — 19.0%

Newspaper, Television, Radio and Content — 9.7%
Liberty Media Corp. - A*	24,429,600	$268,237,008
Washington Post Co. CL B	172,000	169,079,440

		437,316,448
Cable Television — 9.3%
Comcast Corp. - Special CL A*	7,800,000	256,152,000
Liberty Media International, Inc. - A*	1,820,000	84,138,600
Insight Communications Co.*	4,280,000	39,675,600
Charter Communications, Inc. CL A*	16,000,000	35,840,000
Adelphia Communications Corp. CL A* #	9,900,000	3,811,500

		419,617,700

		856,934,148
Mortgage Services — 14.0%

Originating and Investing — 7.4%
Countrywide Financial Corp.	5,272,000	195,116,720
Redwood Trust, Inc.†	1,960,000	121,696,400
Newcastle Investment Corp.	300,000	9,534,000
Bimini Mortgage Management, Inc.	400,000	6,424,000
Hanover Capital Mortgage Holdings, Inc.	10,300	111,240
Imperial Credit Industries, Inc.*	2,100,000	1,470

		332,883,830
Government Agency — 6.6%
Fannie Mae	2,500,000	178,025,000
Freddie Mac	1,600,000	117,920,000

		295,945,000

		628,828,830
Gaming, Lodging and Leisure — 10.2%

Host Marriott Corp.	10,000,000	173,000,000
Caesars Entertainment, Inc.*	6,500,000	130,910,000
Hilton Hotels Corp.	3,300,000	75,042,000
Harrah’s Entertainment, Inc.	750,000	50,167,500
Six Flags, Inc.* †	5,150,000	27,655,500

		456,775,000

VALUE FUND

 Schedule of Investments in Securities, Continued

	Shares	Value

Banking and Insurance — 9.8%

Insurance — 6.3%
Berkshire Hathaway, Inc. CL B*	67,000	$196,712,000
Berkshire Hathaway, Inc. CL A*	1,000	87,900,000

		284,612,000
Banking — 3.5%
Washington Mutual, Inc.	2,800,000	118,384,000
U.S. Bancorp	1,200,000	37,584,000

		155,968,000

		440,580,000
Healthcare — 5.3%

Suppliers and Distributors — 3.9%
Pfizer Inc.	3,200,000	86,048,000
Cardinal Health, Inc.(a)	1,440,000	83,736,000
Omnicare, Inc.	200,000	6,924,000

		176,708,000
Providers — 1.4%
Laboratory Corporation of America Holdings*	700,000	34,874,000
Triad Hospitals, Inc.*	750,000	27,907,500

		62,781,500

		239,489,500
Telecommunications — 5.1%

Telephone and Data Systems, Inc.	1,450,000	111,577,500
Qwest Communications International, Inc.*	17,500,000	77,700,000
Citizens Communications Co.	3,000,000	41,370,000

		230,647,500
Consumer Products and Services — Retailing — 2.7%

IAC/InterActiveCorp*	3,920,000	108,270,400
Costco Wholesale Corp.(a)	300,000	14,523,000

		122,793,400
Real Estate — 1.2%

Construction and Development — 1.1%
Forest City Enterprises, Inc. CL A	810,000	46,615,500

VALUE FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Property Ownership and Management — 0.1%
Capital Automotive REIT	150,000	$5,328,750
Medical Office Properties, Inc.#	314,025	3,140

		5,331,890

		51,947,390

Commercial Services — 0.3%

Cenveo, Inc.* †	4,350,000	13,485,000
Intelligent Systems Corp.*	128,135	258,833

		13,743,833

Total Common Stocks (Cost $2,254,218,265)		3,041,739,601

NON–CONVERTIBLE PREFERRED STOCKS — 0.0%

Pennsylvania Real Estate Investment Trust 11% Pfd Series A (Cost $413,875)	11,000	665,500

CORPORATE BONDS — 0.4%

Charter Communications Holdings, LLC 10.75% 10/01/09	$5,000,000	4,575,000
Charter Communications Holdings, LLC 9.625% 11/15/09	3,000,000	2,647,500
Charter Communications Holdings, LLC 9.92% 4/01/11	5,000,000	4,287,500
Telephone and Data Systems, Inc. 9.25% 2/10/25	5,000,000	5,024,570

Total Corporate Bonds (Cost $14,663,175)		16,534,570

GOVERNMENT AGENCY SECURITIES — 0.1%

Federal Home Loan Bank 6.04% 9/08/05	3,000,000	3,066,765
Federal Home Loan Bank 6.44% 11/28/05	1,000,000	1,031,546

Total Government Agency Securities (Cost $4,000,171)		4,098,311

VALUE FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

SHORT-TERM SECURITIES — 32.1%

Milestone Treasury Obligations Portfolio	52,051,040	$52,051,040
Wells Fargo Government Money Market Fund	27,494,291	27,494,291
Federal Home Loan Bank Discount Notes, 1.961% to 2.291%, due 01/12/05 to 01/21/05(b)	334,000,000	333,723,914
U.S. Treasury Bills, 1.955% to 2.217%, due 01/06/05 to 03/31/05(b)	1,034,500,000	1,031,226,466

Total Short-Term Securities (Cost $1,444,302,834)		1,444,495,711

Total Investments in Securities (Cost $3,717,598,320)		4,507,533,693
Covered Call Options Written — (0.1%)		(3,720,000)
Other Liabilities in Excess of Other Assets — (0.1%)		(3,770,613)

Net Assets — 100%		$4,500,043,080

Net Asset Value Per Share		$37.70

	Expiration date/ Strike price	Shares subject to option	Value

COVERED CALL OPTIONS WRITTEN*

Cardinal Health, Inc.	June 2005 / $60	300,000	$(1,080,000)
Costco Wholesale Corp.	April 2005 / $40	300,000	(2,640,000)

Total Call Options Written (premiums received $2,109,685)			$(3,720,000)

*  Non-income producing

†  Non-controlled affiliate

#  Illiquid and/or restricted security

(a) Fully or partially pledged as collateral on outstanding written options.

(b) Interest rates presented for Treasury bills and discount notes are yield to maturity at date of purchase.

HICKORY FUND

Schedule of Investments in Securities

December 31, 2004

(Unaudited)

	Shares	Value

COMMON STOCKS — 80.7%

Mortgage Services — 17.5%

Originating and Investing — 11.3%
Countrywide Financial Corp.	480,000	$17,764,800
Redwood Trust, Inc.	200,000	12,418,000
Newcastle Investment Corp.	140,000	4,449,200
Bimini Mortgage Management, Inc.	250,000	4,015,000
Imperial Credit Industries, Inc.* †	3,435,400	2,405

		38,649,405
Government Agency — 6.2%
Fannie Mae	300,000	21,363,000

		60,012,405
Media Content and Distribution — 17.1%

Cable Television — 10.7%
Comcast Corp. - Special CL A*	600,000	19,704,000
Liberty Media International, Inc. - A*	260,000	12,019,800
Insight Communications Co.*	500,000	4,635,000
Adelphia Communications Corp. CL A* #	800,000	308,000

		36,666,800
Newspaper, Television, Radio and Content — 6.4%
Liberty Media Corp. - A*	1,750,000	19,215,000
Cumulus Media, Inc. - CL A*	200,000	3,016,000

		22,231,000

		58,897,800
Consumer Products and Services — 15.1%

Retailing — 9.9%
Cabela’s, Inc. CL A* #	660,600	15,022,044
IAC/InterActiveCorp*	485,000	13,395,700
AutoZone, Inc.*	60,000	5,478,600

		33,896,344
Education — 5.2%
Corinthian Colleges, Inc.* (a)	560,000	10,553,200
ITT Educational Services, Inc.* (a)	155,000	7,370,250

		17,923,450

		51,819,794

HICKORY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Healthcare — 13.9%

Suppliers and Distributors — 8.3%
Omnicare, Inc.	300,000	$10,386,000
Pfizer Inc.	350,000	9,411,500
Cardinal Health, Inc. (a)	150,000	8,722,500

		28,520,000
Providers — 5.6%
Laboratory Corporation of America Holdings*	170,000	8,469,400
Pediatrix Medical Group, Inc.*	120,000	7,686,000
Triad Hospitals, Inc.*	80,000	2,976,800

		19,132,200

		47,652,200
Gaming, Lodging and Leisure — 7.4%

Caesars Entertainment, Inc.*	396,000	7,975,440
Host Marriott Corp.	400,000	6,920,000
Harrah’s Entertainment, Inc.	100,000	6,689,000
Six Flags, Inc.*	700,000	3,759,000

		25,343,440
Insurance — 6.4%

Berkshire Hathaway, Inc. CL A*	250	21,975,000

Telecommunications — 2.3%

Telephone and Data Systems, Inc.	60,000	4,617,000
Lynch Interactive Corp.*	100,000	3,200,000

		7,817,000
Commercial Services — 1.0%

Cenveo, Inc.*	1,180,000	3,658,000

HICKORY FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Real Estate — Property Ownership and Management— 0.0%

Medical Office Properties, Inc.#	109,035	$1,090

Total Common Stocks (Cost $215,571,205)		277,176,729

CORPORATE BONDS — 2.6%

Charter Communications Holdings, LLC 8.625% 4/01/09 (Cost $5,625,770)	$10,000,000	8,725,000

SHORT TERM SECURITIES — 18.0%

Wells Fargo Government Money Market Fund	13,082,830	13,082,830
Federal Home Loan Bank Discount Note 1.961% due 1/12/05(b)	9,000,000	8,995,131
U.S. Treasury Bills, 2.099% to 2.217%, due 2/10/05 to 3/31/05(b)	40,000,000	39,879,304

Total Short-Term Securities (Cost $61,946,654)		61,957,265

Total Investments in Securities (Cost $283,143,629)		347,858,994
Covered Call Options Written — (1.3%)		(4,407,750)
Other Assets Less Other Liabilities — 0.0%		148,455

Net Assets — 100%		$343,599,699

Net Asset Value Per Share		$32.86

HICKORY FUND

Schedule of Investments in Securities, Continued

	Expiration date/ Strike price	Shares subject to option	Value

COVERED CALL OPTIONS WRITTEN*

Cardinal Health, Inc.	June 2005 / $60	30,000	$(108,000)
Corinthian Colleges, Inc.	February 2005 / $15	560,000	(2,296,000)
ITT Educational Services, Inc.	January 2005 / $35	90,000	(1,129,500)
ITT Educational Services, Inc.	April 2005 / $35	65,000	(874,250)

Total Call Options Written (premiums received $1,603,278)			$(4,407,750)

*	Non-income producing
†	Non-controlled affiliate
#	Illiquid and/or restricted security
(a)	Fully or partially pledged as collateral on outstanding written options.
(b)	Interest rates presented for Treasury bills and discount notes are yield to maturity at date of purchase.

PARTNERS VALUE FUND

Schedule of Investments in Securities

December 31, 2004

(Unaudited)

	Shares	Value

COMMON STOCKS — 69.0%

Media Content and Distribution — 20.8%

Newspaper, Television, Radio and Content — 10.6%
Liberty Media Corp. - A*	16,300,000	$178,974,000
Washington Post Co. CL B	125,000	122,877,500
Daily Journal Corp.* †	114,800	4,161,500

		306,013,000
Cable Television — 10.2%
Comcast Corp. - Special CL A*	5,400,000	177,336,000
Liberty Media International, Inc. - A*	1,320,000	61,023,600
Insight Communications Co.*	3,350,000	31,054,500
Charter Communications, Inc. CL A*	10,000,000	22,400,000
Adelphia Communications Corp. CL A* #	6,500,000	2,502,500

		294,316,600

		600,329,600
Mortgage Services — 11.9%

Originating and Investing — 6.5%
Countrywide Financial Corp.	3,378,000	125,019,780
Redwood Trust, Inc.	1,000,000	62,090,000
Imperial Credit Industries, Inc.*	1,486,500	1,040

		187,110,820
Government Agency — 5.4%
Fannie Mae	1,700,000	121,057,000
Freddie Mac	500,000	36,850,000

		157,907,000

		345,017,820
Banking and Insurance — 11.7%

Insurance — 6.8%
Berkshire Hathaway, Inc. CL B*	34,000	99,824,000
Berkshire Hathaway, Inc. CL A*	1,100	96,690,000

		196,514,000
Banking — 4.9%
Washington Mutual, Inc.	1,900,000	80,332,000
U.S. Bancorp	1,100,000	34,452,000
North Fork Bancorporation, Inc.	900,000	25,965,000

		140,749,000

		337,263,000

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Gaming, Lodging and Leisure — 10.6%

Caesars Entertainment, Inc.*	5,000,000	$100,700,000
Host Marriott Corp.	6,500,000	112,450,000
Hilton Hotels Corp.	2,300,000	52,302,000
Harrah’s Entertainment, Inc.	300,000	20,067,000
Six Flags, Inc.*	3,700,000	19,869,000

		305,388,000
Healthcare — 5.4%

Suppliers and Distributors — 4.0%
Pfizer Inc.	2,100,000	56,469,000
Cardinal Health, Inc.(a)	960,000	55,824,000
Omnicare, Inc.	100,000	3,462,000

		115,755,000
Providers — 1.4%
Laboratory Corporation of America Holdings*	500,000	24,910,000
Triad Hospitals, Inc.*	450,000	16,744,500

		41,654,500

		157,409,500
Telecommunications — 4.2%

Telephone and Data Systems, Inc.	1,010,000	77,719,500
Qwest Communications International, Inc.*	9,750,000	43,290,000

		121,009,500
Consumer Products and Services — 3.1%

Retailing — 2.9%
IAC/InterActiveCorp*	2,660,000	73,469,200
Costco Wholesale Corp.(a)	200,000	9,682,000

		83,151,200
Restaurants — 0.2%
Papa John’s International, Inc.*	157,000	5,407,080

		88,558,280
Real Estate — 0.7%

Construction and Development — 0.7%
Forest City Enterprises, Inc. CL A	360,000	20,718,000

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Property Ownership and Management — 0.0%
Medical Office Properties, Inc.#	104,675	$1,047

		20,719,047
Commercial Services — 0.6%

Cenveo, Inc.* †	4,058,500	12,581,350
Republic Services, Inc.	150,000	5,031,000
Intelligent Systems Corp.*	130,409	263,426

		17,875,776

Total Common Stocks (Cost $1,448,821,319)		1,993,570,523

CORPORATE BONDS — 0.3%

Charter Communications, Inc. 10.75% 10/01/09	$5,000,000	4,575,000
Charter Communications, Inc. 9.92% 4/01/11	5,000,000	4,287,500

Total Corporate Bonds (Cost $7,956,100)		8,862,500

GOVERNMENT AGENCY SECURITIES — 0.1%

Federal Home Loan Bank 6.44% 11/28/05 (Cost $2,500,426)	2,500,000	2,578,865

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

SHORT-TERM SECURITIES — 30.8%

Milestone Treasury Obligations Portfolio	52,129,935	$52,129,935
Wells Fargo Government Money Market Fund	35,358,465	35,358,465
Federal Home Loan Bank Discount Notes, 1.961% to 2.291%, due 1/12/05 to 1/21/05(b)	123,000,000	122,897,143
U.S. Treasury Bills, 1.955% to 2.217%, due 1/06/05 to 3/31/05(b)	681,500,000	679,438,669

Total Short-Term Securities (Cost $889,720,342)		889,824,212

Total Investments in Securities (Cost $2,348,998,187)		2,894,836,100
Covered Call Options Written — (0.1%)		(2,480,000)
Other Liabilities in Excess of Other Assets— (0.1%)		(4,367,275)

Net Assets — 100%		$2,887,988,825

Net Asset Value Per Share		$23.90

	Expiration date/ Strike price	Shares subject to option	Value

COVERED CALL OPTIONS WRITTEN*

Cardinal Health, Inc.	June 2005 / $60	200,000	$(720,000)
Costco Wholesale Corp.	April 2005 / $40	200,000	(1,760,000)

Total Call Options Written (premiums received $1,406,457)			$(2,480,000)

*  Non-income producing

†  Non-controlled affiliate

#  Illiquid and/or restricted security

(a) Fully or partially pledged as collateral on outstanding written options.

(b) Interest rates presented for Treasury bills and discount notes are yield to maturity at date of purchase.

BALANCED FUND

Schedule of Investments in Securities

December 31, 2004

(Unaudited)

	Shares	Value

COMMON STOCKS — 42.8%

Consumer Products and Services — 8.1%

Retailing — 4.5%
IAC/InterActiveCorp*	31,500	$870,030
AutoZone, Inc.*	7,500	684,825
Cabela’s, Inc. CL A* #	22,680	515,743

		2,070,598
Consumer Goods — 2.6%
Mohawk Industries, Inc.*	8,000	730,000
Diageo PLC - Sponsored ADR	7,500	434,100

		1,164,100
Education — 1.0%
ITT Educational Services, Inc.* (a)	10,000	475,500

		3,710,198
Media Content and Distribution — 7.8%

Cable Television — 4.9%
Comcast Corp. - Special CL A*	44,000	1,444,960
Liberty Media International, Inc. - A*	17,500	809,025

		2,253,985
Newspaper, Television, Radio and Content — 2.9%
Liberty Media Corp. - A*	120,000	1,317,600

		3,571,585
Healthcare — 7.4%

Providers — 4.7%
Triad Hospitals, Inc.*	20,200	751,642
Pediatrix Medical Group, Inc.*	9,500	608,475
Laboratory Corporation of America Holdings*	11,500	572,930
HCA Inc.	5,000	199,800

		2,132,847
Suppliers and Distributors — 2.7%
Omnicare, Inc.	18,500	640,470
Pfizer Inc.	22,000	591,580

		1,232,050

		3,364,897

BALANCED FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Mortgage Services — 6.5%

Originating and Investing — 4.1%
Countrywide Financial Corp.	35,000	$1,295,350
Redwood Trust, Inc.	9,000	558,810

		1,854,160
Government Agency — 2.4%
Fannie Mae	9,500	676,495
Freddie Mac	6,000	442,200

		1,118,695

		2,972,855
Banking and Insurance — 6.4%

Banking — 3.4%
Wells Fargo & Co.	9,000	559,350
Washington Mutual, Inc.	13,000	549,640
U.S. Bancorp	14,000	438,480

		1,547,470
Insurance — 3.0%
Berkshire Hathaway, Inc. CL B*	460	1,350,560

		2,898,030
Gaming, Lodging and Leisure — 3.4%

Harrah’s Entertainment, Inc.	17,470	1,168,568
Caesars Entertainment, Inc.* (a)	19,500	392,730

		1,561,298
Commercial Services — 1.9%

First Data Corp.	10,500	446,670
Republic Services, Inc.	13,000	436,020

		882,690
Telecommunications — 0.9%

Telephone and Data Systems, Inc.	5,500	423,225

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Real Estate — Property Ownership and Management— 0.4%

Capital Automotive REIT	5,000	$177,625

Total Common Stocks (Cost $16,294,389)		19,562,403

CORPORATE BONDS — 4.4%

Telephone and Data Systems, Inc. Notes 7.0% 8/1/06	$500,000	524,150
Liberty Media Corp. Sr. Notes 3.5% 9/25/06	125,000	124,357
Berkshire Hathaway Finance Corp. Sr. Notes 4.2% 12/15/10	300,000	298,462
Wal-Mart Stores, Inc. 4.125% 2/15/11	300,000	301,480
Anheuser-Busch Cos. Notes 4.7% 4/15/12	250,000	255,971
Anheuser-Busch Cos. Notes 4.375% 1/15/13	250,000	247,166
Harrah’s Operating Co., Inc. Sr. Notes 5.375% 12/15/13	250,000	251,755

Total Corporate Bonds (Cost $1,970,348)		2,003,341

MORTGAGE-BACKED SECURITIES — 0.9%

Federal Agency CMO and REMIC — 0.9%

Freddie Mac 6.0% 4/15/27 (Estimated Average Life 0.7 years)	121,255	122,008
Fannie Mae 4.25% 6/25/33 (Estimated Average Life 1.4 years)	314,305	315,660

Total Mortgage-Backed Securities (Cost $443,365)		437,668

U.S. TREASURY AND GOVERNMENT AGENCY — 18.9%

U.S. Treasury — 11.0%

U.S. Treasury Note 1.625% 9/30/05	300,000	297,879
U.S. Treasury Note 3.5% 11/15/06	300,000	302,625
U.S. Treasury Note 3.0% 11/15/07	300,000	298,242
U.S. Treasury Note 3.125% 10/15/08	300,000	296,895
U.S. Treasury Note 3.0% 2/15/09	400,000	392,766
U.S. Treasury Note 2.625% 3/15/09	500,000	483,301
U.S. Treasury Note 6.5% 2/15/10	400,000	452,984
U.S. Treasury Note 5.0% 2/15/11	400,000	425,641
U.S. Treasury Note 5.0% 8/15/11	500,000	532,442
U.S. Treasury Note 4.375% 8/15/12	500,000	512,090
U.S. Treasury Note 4.25% 11/15/13	500,000	503,301
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	516,490	534,725

		5,032,891

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Government Agency Securities — 7.9%

Fannie Mae 4.0% 11/27/07	$500,000	$502,309
Fannie Mae 3.25% 12/21/07(b)	400,000	401,358
Federal Home Loan Bank 3.55% 4/15/08	500,000	499,695
Freddie Mac 4.0% 4/28/09	240,000	241,113
Freddie Mac 4.7% 5/19/09	835,000	840,503
Fannie Mae 4.01% 10/21/09	400,000	400,244
Federal Home Loan Bank 4.16% 12/8/09	400,000	399,816
Fannie Mae 5.5% 7/18/12	300,000	303,656

		3,588,694

Total U.S. Treasury and Government Agency (Cost $8,560,561)		8,621,585

SHORT-TERM SECURITIES — 33.1%

Wells Fargo Government Money Market Fund	651,226	651,226
U.S. Treasury Bills, 1.955% to 2.217%, due 2/10/05 to 3/31/05(c)	14,500,000	14,450,487

Total Short-Term Securities (Cost $15,101,616)		15,101,713

Total Investments in Securities (Cost $42,370,279)		45,726,710
Covered Call Options Written — (0.3%)		(142,465)
Other Assets Less Other Liabilities — 0.2%		95,094

Net Assets — 100%		$45,679,339

Net Asset Value Per Share		$11.35

	Expiration date/ Strike price	Shares subject to option	Value

COVERED CALL OPTIONS WRITTEN*
Caesars Entertainment, Inc.	January 2005 / $12.50	14,300	$(107,965)
ITT Educational Services, Inc.	April 2005 / $50	10,000	(34,500)

Total Call Options Written (premiums received $59,836)			$(142,465)

*	Non-income producing
#	Illiquid and/or restricted security
(a)	Fully or partially pledged as collateral on outstanding written options.
(b)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate disclosed represents rate as of December 31, 2004.
(c)	Interest rates presented for Treasury bills are yield to maturity at date of purchase.

FIXED INCOME FUND

Schedule of Investments in Securities

December 31, 2004

(Unaudited)

	Principal amount	Value

CORPORATE BONDS — 8.2%

Century Communications Sr. Notes 9.5% 3/01/05*	$750,000	$911,250
General Motors Acceptance Corp. Debs. 6.625% 10/15/05	600,000	613,519
Telephone & Data Systems, Inc. Notes 7.0% 8/01/06	985,000	1,032,575
Cox Communications, Inc. 7.75% 8/15/06	1,000,000	1,064,088
Liberty Media Corp. Sr. Notes 3.5% 9/25/06	850,000	845,627
Hilton Hotels Corp. Sr. Notes 7.95% 4/15/07	1,000,000	1,088,252
HMH Properties, Inc. 7.875% 8/01/08	126,000	130,095
Liberty Media Corp. Sr. Notes 7.875% 7/15/09	500,000	557,765
Berkshire Hathaway Finance Corp. Sr. Notes 4.2% 12/15/10	375,000	373,078
Wal-Mart Stores, Inc. 4.125% 2/15/11	1,000,000	1,004,932
Countrywide Home Loans, Inc. 4.0% 3/22/11	1,000,000	973,581
Anheuser-Busch Cos. Notes 4.7% 4/15/12	750,000	767,914
Anheuser-Busch Cos. Notes 4.375% 1/15/13	500,000	494,331
Berkshire Hathaway Finance Corp. Sr. Notes 4.625% 10/15/13	1,000,000	998,657
Harrah’s Operating Co., Inc. Sr. Notes 5.375% 12/15/13	750,000	755,265
Berkshire Hathaway, Inc. Debs. 9.75% 1/15/18	1,000	1,031
Telephone & Data Systems, Inc. 9.25% 2/10/25	1,000,000	1,004,914

Total Corporate Bonds (Cost $12,095,225)		12,616,874

MORTGAGE-BACKED SECURITIES — 12.0%

Federal Agency CMO and REMIC — 9.1%

Freddie Mac 3.5% 9/15/10 (Estimated Average Life 0.3 years)	634,969	635,520
Freddie Mac 5.5% 3/15/14 (Estimated Average Life 0.4 years)	658,110	661,166
Freddie Mac 6.0% 4/15/27 (Estimated Average Life 0.7 years)	909,414	915,058
Fannie Mae 5.5% 12/25/26 (Estimated Average Life 0.9 years)	2,000,000	2,026,332
Fannie Mae 4.25% 6/25/33 (Estimated Average Life 1.4 years)	1,326,367	1,332,088
Fannie Mae 5.0% 3/25/15 (Estimated Average Life 1.9 years)	1,000,000	1,019,256
Fannie Mae 5.0% 9/25/27 (Estimated Average Life 2.0 years)	2,000,000	2,028,147
Freddie Mac 4.0% 5/15/19 (Estimated Average Life 3.0 years)	3,713,695	3,722,018
Fannie Mae 4.5% 10/25/17 (Estimated Average Life 3.2 years)	1,553,677	1,567,489

		13,907,074
Federal Agency Mortgage Pass-Through — 2.9%

Fannie Mae 6.5% 6/01/18 (Estimated Average Life 3.2 years)	80,749	85,332
Fannie Mae 4.0% 8/01/13 (Estimated Average Life 3.5 years)	1,193,206	1,196,273
Freddie Mac 5.0% 6/01/18 (Estimated Average Life 3.8 years)	726,332	738,429
Fannie Mae 5.0% 10/01/18 (Estimated Average Life 4.0 years)	2,414,640	2,456,352

		4,476,386

Total Mortgage-Backed Securities (Cost $18,495,401)		18,383,460

FIXED INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

TAXABLE MUNICIPAL BONDS — 1.7%

Baltimore, Maryland 7.25% 10/15/05	$325,000	$336,005
Topeka, Kansas 4.5% 8/15/09	1,135,000	1,159,595
Stratford, Connecticut 6.55% 2/15/13	500,000	549,450
King County, Washington 8.12% 12/01/16	500,000	572,760

Total Taxable Municipal Bonds (Cost $2,549,387)		2,617,810

U.S. TREASURY AND GOVERNMENT AGENCY — 35.5%

U.S. Treasury — 13.1%

U.S. Treasury Note 3.0% 2/15/09	5,000,000	4,909,575
U.S. Treasury Note 2.625% 3/15/09	3,000,000	2,899,806
U.S. Treasury Note 5.0% 8/15/11	3,000,000	3,194,649
U.S. Treasury Note 4.375% 8/15/12	2,000,000	2,048,360
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	2,065,960	2,138,900
U.S. Treasury Note 4.0% 2/15/14	5,000,000	4,932,620

		20,123,910
Government Agency — 22.4%

Federal Home Loan Bank 6.04% 9/08/05	2,000,000	2,044,510
Federal Home Loan Bank 6.44% 11/28/05	500,000	515,773
Federal Home Loan Bank 2.45% 3/23/07	2,000,000	1,964,524
Fannie Mae 4.0% 11/27/07	2,500,000	2,511,545
Fannie Mae 3.25% 12/21/07(a)	2,000,000	2,006,790
Federal Home Loan Bank 3.55% 4/15/08	3,095,000	3,093,109
Freddie Mac 4.0% 4/28/09	240,000	241,113
Freddie Mac 4.7% 5/19/09	2,400,000	2,415,816
Freddie Mac 3.25% 7/09/09	1,000,000	978,213
Fannie Mae 4.01% 10/21/09	2,000,000	2,001,220
Federal Home Loan Bank 4.16% 12/08/09	1,500,000	1,499,312
Fannie Mae 4.125% 4/28/10	2,000,000	2,000,358
Freddie Mac 4.125% 6/16/10	1,000,000	1,007,426
Federal Home Loan Bank 3.0% 6/30/10(a)	1,000,000	989,215
Freddie Mac 5.5% 9/15/11	1,000,000	1,075,878
Fannie Mae 6.25% 3/22/12	1,000,000	1,007,741
Fannie Mae 5.5% 7/18/12	1,000,000	1,012,188
Fannie Mae 4.375% 7/17/13	2,000,000	1,949,694
Freddie Mac 5.125% 11/07/13	3,000,000	3,012,615
Freddie Mac 5.0% 11/13/14	3,000,000	3,026,028

		34,353,068

Total U.S. Treasury and Government Agency (Cost $54,133,799)		54,476,978

FIXED INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

COMMON STOCKS — 0.1%

Hanover Capital Mortgage Holdings, Inc. (Cost $116,824)	15,000	$162,000

NON-CONVERTIBLE PREFERRED STOCKS — 0.2%

Pennsylvania Real Estate Investment Trust 11% Pfd. Series A (Cost $188,125)	5,000	302,500

SHORT-TERM SECURITIES — 41.8%

Wells Fargo Government Money Market Fund	6,425,524	6,425,524
U.S. Treasury Bills, 1.955% to 2.217%, due 2/10/05 to 3/31/05(b)	58,000,000	57,806,732

Total Short-Term Securities (Cost $64,228,389)		64,232,256

Total Investments in Securities (Cost $151,807,150)		152,791,878
Other Assets Less Other Liabilities — 0.5%		829,389

Net Assets — 100%		$153,621,267

Net Asset Value Per Share		$11.58

*	Non-income producing
(a)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate disclosed represents rate as of December 31, 2004.
(b)	Interest rates presented for Treasury bills are yield to maturity at date of purchase.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments in Securities

December 31, 2004

(Unaudited)

	Principal amount or shares	Value

U.S. TREASURY AND GOVERNMENT AGENCY — 94.3%†

U.S. Treasury — 46.5%

U.S. Treasury Bill 2.113% 2/10/05	$7,500,000	$7,482,708
U.S. Treasury Bill 2.146% 2/24/05	3,000,000	2,990,516
U.S. Treasury Bill 2.144% 3/17/05	2,000,000	1,991,250
U.S. Treasury Bill 2.217% 3/31/05	6,000,000	5,967,738

		18,432,212
Government Agency — 47.8%

Federal Home Loan Bank Discount Note 1.961% 1/12/05	12,000,000	11,992,960
Federal Home Loan Bank Discount Note 2.291% 1/21/05	7,000,000	6,991,250

		18,984,210

Total U.S. Treasury and Government Agency		37,416,422

SHORT-TERM SECURITIES — 3.2%

Wells Fargo 100% Treasury Money Market Fund	1,286,701	1,286,701

Total Investments in Securities (Cost $38,703,123)		38,703,123
Other Assets Less Other Liabilities — 2.5%		993,219

Net Assets — 100%		$39,696,342

Net Asset Value Per Share		$1.00

†	Interest rates presented for Treasury bills and discount notes are yield to maturity at date of purchase.

Note to Schedules of Investments:

Valuation of Investments

Weitz Equity Funds, Balanced Fund and Fixed Income Fund

Investments are carried at value determined using the following valuation methods:

•

Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the Nasdaq exchange are valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.
•

The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•

The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•

The value of securities for which market quotations are not readily available including restricted and not readily marketable securities, is determined in good faith under the supervision of the Trust’s Board of Trustees.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

The cost of investments is the same for financial reporting and Federal income tax purposes for the Hickory and Government Money Market Funds. The cost of investments for Federal income tax purposes for the Value, Partners Value, Balanced and Fixed Income Funds is $3,717,709,971, $2,349,015,862, $42,371,066 and $151,809,966, respectively.

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Hickory	Partners Value	Balanced	Fixed Income
Appreciation	$1,059,736,753	$65,920,536	$690,873,868	$3,418,943	$1,393,042
Depreciation	269,913,031	1,205,171	145,053,630	63,299	411,130

Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at December 31, 2004, include the following:

	Value	Hickory	Partners Value	Balanced

Adelphia Communications Corp. CL A	$1,386,000	$276,000	$1,191,122	$—
Cabela’s, Inc. CL A	—	9,072,000	—	201,600
Medical Office Properties, Inc	926,374	321,653	308,791	—

Total cost of illiquid and/or restricted securities	$2,312,374	$9,669,653	$1,499,913	$201,600

Value	$3,814,640	$15,331,134	$2,503,547	$333,823

Percent of net assets	0.1%	4.5%	0.1%	0.8%

Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Value

Name of Issuer	Number of Shares Held March 31, 2004	Gross Additions	Gross Reductions	Number of Shares Held Dec. 30, 2004	Value Dec. 30, 2004	Dividend Income	Realized Gains/(Losses)
Bimini Mortgage Management, Inc.*	400,000	—	—	400,000	$6,424,000	$632,000	$—
Caesars Entertainment, Inc. *	16,950,000	1,528,000	(11,978,000)	6,500,000	130,910,000	—	77,950,596
Cenveo, Inc. +	4,600,000	—	(250,000)	4,350,000	13,485,000	—	(2,586,033)
Hanover Capital Mortgage Holdings, Inc.* *	425,000	—	(414,700)	10,300	111,240	310,920	1,771,064
Redwood Trust, Inc.	1,610,000	380,000	(30,000)	1,960,000	121,696,400	14,904,700	520,176
Six Flags, Inc.	5,800,000	—	(650,00)	5,150,000	27,655,500	—	(13,421,225)

Totals					$300,282,140	$15,847,620	$64,234,578

Hickory

Name of Issuer	Number of Shares Held March 31, 2004	Gross Additions	Gross Reductions	Number of Shares Held Dec. 30, 2004	Value Dec. 30, 2004	Dividend Income	Realized Gains/(Losses)
Bimini Mortgage Management, Inc.*	250,000	—	—	250,000	$6,424,000	$395,000	$—
Imperial Credit Industries, Inc.	3,435,400	—	—	3,435,400	1,470	—	—
Insurance Auto Auctions, Inc.*	633,400	—	(633,40)	—	—	—	2,848,194

Totals					$6,425,470	$395,000	$2,848,194

Partners Value

Name of Issuer	Number of Shares Held March 31, 2004	Gross Additions	Gross Reductions	Number of Shares Held Dec. 30, 2004	Value Dec. 30, 2004	Dividend Income	Realized Gains/(Losses)
Daily Journal Corp.	114,800	—	—	114,800	$4,161,500	$—	$—
Cenveo, Inc.+	4,359,000	—	(300,500)	4,058,500	12,581,350	—	(2,634,087)

Totals					$16,742,850	$—	$(2,634,08)

* Company was considered a non-controlled affiliate at March 31, 2004, but as of December 31, 2004, they are no longer a non-controlled affiliate.
† Mail-Well, Inc.’s name changed to Cenveo, Inc. during the period.

While Charter Communications, Inc. (“Charter”) and Insight Communications, Inc. (“Insight”), are not affiliates of the Funds for the purposes of the Investment Company Act of 1940, the Value Fund owns 5.3% of the Class A shares of Charter and the Value and Partners Value Funds own 8.4% and 6.6%, respectively, of the Class A shares of Insight which are included in the beneficial ownership of Charter and Insight, respectively, reported by the Adviser on Schedule 13G filed in accordance with the requirements of Section 13(d) of the Securities Exchange Act of 1934.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Wallace R. Weitz

Wallace R. Weitz

President (Principal Executive Officer)

Date:	February 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth R. Stoll

Kenneth R. Stoll

Principal Financial Officer

Date:	February 15, 2005